SA BlackRock Advantage International Portfolio Expense Example - SA BlackRock Advantage International Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,137
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,312
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	$ 1,426